Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Net loss carry forwards	$ 227,639	$ 208,708	$ 225,659
Intangible assets	3,592	3,647	3,793
Property, plant and equipment	12,464	15,132	20,047
Warranty liability	85	279	466
Deferred revenue	254	270	130
Foreign tax credits	5,861	5,861	691
Inventory	245	11	1,240
Research and development	4,326	4,698	5,074
Financing and share issuance cost	(5)	330	725
Restricted interest and financing expense	2,898	3,785	0
Other	3,352	3,256	7,821
Total gross deferred income tax assets	260,711	245,977	265,646
Valuation allowance	(260,411)	(245,827)	(265,333)
Total deferred income tax assets	300	150	313
Deferred income tax liabilities:
Property, plant and equipment	118	46	30
Other	(418)	(196)	(343)
Total deferred income tax liabilities	(300)	(150)	(313)
Total net deferred income tax assets	$ 0	$ 0	$ 0